Income Taxes - Components of Provision for Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal									$ 16.1	$ 2.6	$ 2.5
State and other									14.9	12.2	10.8
Total current expense									31.0	14.8	13.3
Deferred:
Federal									130.5	113.9	95.3
State and other									2.4	13.2	2.1
Total deferred expense									132.9	127.1	97.4
Total income tax expense related to continuing operations	$ 39.7	$ 42.1	$ 42.4	$ 39.7	$ 43.5	$ 35.9	$ 32.2	$ 30.3	$ 163.9	$ 141.9	$ 110.7